Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings / (Loss) per Share [Abstract]
Net income / (loss)	$ 24,288	$ (3,507)
Less: Dividends to non-vested participating securities	(246)	(76)
Less: Undistributed earnings to non-vested participating securities	(936)	0
Net income / (loss) attributable to common shareholders, basic	23,106	(3,583)
Undistributed earnings to non-vested participating securities	936	0
Undistributed earnings reallocated to non-vested participating securities	(930)	0
Net income / (loss) attributable to common shareholders, diluted	$ 23,112	$ (3,583)
Weighted average number of common shares outstanding, basic (in shares)	19,533,621	18,196,521
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	125,749	0
Weighted average number of common shares outstanding, diluted (in shares)	19,659,370	18,196,521
Net income / (loss) per share attributable to common shareholders, basic (in dollars per share)	$ 1.18	$ (0.2)
Net income / (loss) per share attributable to common shareholders, diluted (in dollars per share)	$ 1.18	$ (0.2)
Non-vested participating shares (in shares)	1,001,997